Risk management - Summary forborne portfolio (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Forborne assets	€ 16,438	€ 19,816
% of total portfolio	2.00%	2.50%
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 8,359	€ 9,798
% of total portfolio	2.70%	3.10%
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 8,080	€ 10,018
% of total portfolio	1.60%	2.10%
Performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 10,853	€ 13,793
Performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	5,880	7,455
Performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	4,973	6,339
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,585	6,022
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,478	2,343
Of which: non-performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 3,107	€ 3,679